Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar	R$ 850,463	R$ 893,383	R$ 373,526
Legal reserve (5% of the net income)	42,523
Adjusted net income (basis for dividends)	807,940
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Total of distribution	403,970
Interim dividends (R$ 0.20 per share of the Company)	(218,074)		(217,382)
Balance of proposed dividends (R$ 0.17 per share)	185,896	424,357
Allocation of dividends
Minimum mandatory dividends for the year (50% of the adjusted net income)	185,896
Balance of proposed dividends (R$ 0.17 per share)	185,896	R$ 424,357
Legal reserve (5% of the net income)	42,523
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Statutory reserve	403,970
Total distribution of net income for the year attributable to shareholders of Ultrapar	R$ 850,463